UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lyon Street Capital, LLC

Address:   275 Sacramento Street, 8th Floor
           San Francisco, CA 94111


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Brian C. Freckmann
Title:  Manager
Phone:  (415) 418-2211

Signature,  Place,  and  Date  of  Signing:

/s/ Brian C. Freckmann             San Francisco, CA                  2/26/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $  142,736,101
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                    VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
ALPHA & OMEGA SEMICONDUCTOR, L*TD. CMN   COM            G6331P104  5246782.4   624,617 SH       SOLE                 Yes      0    0
AUTOBYTEL INC CMN                        COM            05275N205  946205.47   237,740 SH       SOLE                 Yes      0    0
BAKER (MICHAEL) CORP CMN                 COM            057149106  543224.83    21,790 SH       SOLE                 Yes      0    0
BOFI HOLDING, INC. CMN                   COM            05566U108    1883792    67,736 SH       SOLE                 Yes      0    0
CALAMP CORP CMN                          COM            128126109    4031656   484,574 SH       SOLE                 Yes      0    0
CENTRAL GARDEN & PET CO CMN              COM            153527106  4880671.5   487,093 SH       SOLE                 Yes      0    0
COGENT COMMUNICATIONS GROUP IN*C CMN     COM            19239V302 1107345.48    48,911 SH       SOLE                 Yes      0    0
CONTANGO OIL & GAS COMPANY CMN           COM            21075N204  181978.16     4,296 SH       SOLE                 Yes      0    0
CUTERA INC CMN                           COM            232109108    1728540   192,060 SH       SOLE                 Yes      0    0
DEMAND MEDIA, INC. CMN                   COM            24802N109 4018120.37   432,521 SH       SOLE                 Yes      0    0
EINSTEIN NOAH RESTAURANT GROUP, INC CMN  COM            28257U104 1457568.96   119,375 SH       SOLE                 Yes      0    0
ELLIE MAE, INC. CMN                      COM            28849P100    3697021   133,226 SH       SOLE                 Yes      0    0
EXAR CORPORATION CMN                     COM            300645108  2712159.7   304,737 SH       SOLE                 Yes      0    0
EXTREME NETWORKS INC CMN                 COM            30226D106 3543557.92   973,505 SH       SOLE                 Yes      0    0
FIRST BANCORP (PUERTO RICO) CMN          COM            318672706      27.48         6 SH       SOLE                 Yes      0    0
GREEN DOT CORPORATION CMN CLASS A        COM            39304D102   847656.2    69,480 SH       SOLE                 Yes      0    0
GSI TECHNOLOGY INC CMN                   COM            36241U106  3460720.2   551,949 SH       SOLE                 Yes      0    0
HILLTOP HOLDINGS INC CMN                 COM            432748101 2062087.48   152,296 SH       SOLE                 Yes      0    0
HOT TOPIC INC CMN                        COM            441339108 2073772.14   215,345 SH       SOLE                 Yes      0    0
INTERACTIVE INTELLIGENCE INC CMN         COM            45841V109 2547127.86    75,943 SH       SOLE                 Yes      0    0
INTERMOLECULAR INC CMN                   COM            45882D109  4974868.7   558,974 SH       SOLE                 Yes      0    0
INVENTURE FOODS INC CMN                  COM            461212102 7419848.08 1,143,274 SH       SOLE                 Yes      0    0
IPASS INC CMN                            COM            46261V108  350812.83   191,701 SH       SOLE                 Yes      0    0
LEAPFROG ENTEPRISES, INC. CMN            COM            52186N106 1342983.34   155,618 SH       SOLE                 Yes      0    0
LIFETIME BRANDS INC CMN                  COM            53222Q103 8229073.41   775,596 SH       SOLE                 Yes      0    0
LIQUIDITY SERVICES INC CMN               COM            53635B107 3956800.68    96,838 SH       SOLE                 Yes      0    0
LTX-CREDENCE CORP CMN                    COM            502403207 2387610.56   363,965 SH       SOLE                 Yes      0    0
MARKET LEADER, INC CMN                   COM            57056R103  7684145.1 1,173,152 SH       SOLE                 Yes      0    0
MICROSTRATEGY INC CMN CLASS A            COM            594972408 2091992.32    22,403 SH       SOLE                 Yes      0    0
MONOTYPE IMAGING HOLDINGS INC. CMN       COM            61022P100  3818788.3   238,973 SH       SOLE                 Yes      0    0
MOTORCAR PARTS OF AMERICA, INC CMN       COM            620071100 4579336.27   697,007 SH       SOLE                 Yes      0    0
MUELLER WATER PRODUCTS, INC. CMN SERIES  COM            624758108  849847.56   151,488 SH       SOLE                 Yes      0    0
A
MULTIMEDIA GAMES INC CMN                 COM            625453105 3379872.15   229,767 SH       SOLE                 Yes      0    0
NEWPORT CORP CMN                         COM            651824104 6898154.95   512,874 SH       SOLE                 Yes      0    0
OBAGI MEDICAL PRODUCTS, INC. CMN         COM            67423R108 4610787.68   339,278 SH       SOLE                 Yes      0    0
PDF SOLUTIONS INC CMN                    COM            693282105 7874801.32   571,466 SH       SOLE                 Yes      0    0
POINTS INTL LTD CMN                      COM            730843208 7643420.94   686,124 SH       SOLE                 Yes      0    0
QUALITY DISTRIBUTION, INC. CMN           COM            74756M102    1285230   214,205 SH       SOLE                 Yes      0    0
REIS INC. CMN                            COM            75936P105  922601.68    70,806 SH       SOLE                 Yes      0    0
SEASPAN CORPORATION CMN                  COM            Y75638109  664106.48    41,429 SH       SOLE                 Yes      0    0
SHOE CARNIVAL INC CMN                    COM            824889109 2140754.56   104,478 SH       SOLE                 Yes      0    0
SHUTTERFLY, INC. CMN                     COM            82568P304 1012921.56    33,911 SH       SOLE                 Yes      0    0
SPDR GOLD TRUST ETF                      ETF            78463V107  782234.29     4,828 SH       SOLE                 Yes      0    0
SUNOPTA INC CMN                          COM            8676EP108 1781360.34   316,405 SH       SOLE                 Yes      0    0
SYNCHRONOSS TECHNOLOGIES INC. CMN        COM            87157B103 1913053.01    90,709 SH       SOLE                 Yes      0    0
TOWN SPORTS INTNL HOLDGS, INC. CMN       COM            89214A102 1217235.42   114,200 SH       SOLE                 Yes      0    0
TRINITY BIOTECH PLC SPONSORED ADR CMN    COM            896438306 3185521.88   220,910 SH       SOLE                 Yes      0    0
ULTRA CLEAN HOLDINGS, INC. CMN           COM            90385V107  926752.68   188,748 SH       SOLE                 Yes      0    0
W.R. GRACE & CO (NEW) CMN                COM            38388F108 1471597.77    21,889 SH       SOLE                 Yes      0    0
WET SEAL INC CL-A CMN CLASS A            COM            961840105  369572.12   133,903 SH       SOLE                 Yes      0    0
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